Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table

As required by Item 402(v) of Regulation S-K, the Company is providing the following information about the relationship between executive "Compensation Actually Paid" ("CAP"), as defined by SEC rules, and certain financial performance measures of the Company. For further information about how the Company seeks to align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” above. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our Principal Executive Officer ("PEO") and our other Named Executive Officers ("Non-PEO NEOs"), including with respect to Non-Vested Stock.

In determining the CAP to our PEO and our Non-PEO NEOs, various adjustments to the total compensation amounts that have been reported in the Summary Compensation Table ("SCT") are needed because the SEC’s valuation methods for this section differ from those required in the SCT. Details regarding the adjustment amounts that were deducted from, and added to, the SCT totals to arrive at the values presented for CAP, are provided in the footnotes to the table. Compensation for the Non-PEO NEOs is reported as an average.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (in thousands)	Pre-Bonus Net Income (in thousands)
(1)	($)	($) (2)	($)	($) (3)	($) (4)	($) (4) (5)	($)	($) (6)

2022	10,997,640	14,683,800	2,480,327	3,030,439	250	168	254,626	384,410
2021	11,994,209	12,689,404	2,738,951	2,851,334	191	189	254,820	393,625
2020	5,655,228	8,064,518	1,403,904	1,806,625	176	207	130,139	196,525

Company Selected Measure Name	Pre-Bonus Net Income
Named Executive Officers, Footnote [Text Block]	(1) During 2022, Dennis H. Nelson was the Company’s President and CEO (PEO), the remaining Non-PEO NEOs were Thomas B. Heacock, Kari G. Smith, Brett P. Milkie, and Kelli D. Molczyk. During 2021 and 2020, Dennis H. Nelson was the Company’s President and CEO (PEO), the remaining Non-PEO NEOs were Thomas B. Heacock, Kari G. Smith, Brett P. Milkie, and Robert M. Carlberg.
Peer Group Issuers, Footnote [Text Block]	(4) Cumulative total shareholder return (“TSR”) is calculated assuming a fixed investment of $100, including the reinvestment of dividends (as applicable), measured from the market close on January 31, 2020 (the last trading day prior to fiscal 2020) through and including the end of the fiscal year for each year reported in the table. (5) The peer group used for this purpose is the following published industry index: S&P Retail Select Industry Index.
PEO Total Compensation Amount	$ 10,997,640	$ 11,994,209	$ 5,655,228
PEO Actually Paid Compensation Amount	$ 14,683,800	12,689,404	8,064,518
Adjustment To PEO Compensation, Footnote [Text Block]
(2)    In accordance with the requirements of Item 402(v), the adjustments in the table below were made to our PEO's total compensation for each year to determine the compensation actually paid:

	PEO
	Fiscal 2022	Fiscal 2021	Fiscal 2020
	($)	($)	($)

Total Compensation as reported in the Summary Compensation Table	10,997,640	11,994,209	5,655,228
(Deduct): Fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table	(4,382,400)	(4,718,400)	(2,929,200)
Add: Fair value at year end of equity compensation granted in the covered fiscal year that was outstanding and unvested at the covered fiscal year end	5,115,300	4,309,360	4,639,760
Add or (Deduct): The change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year	737,640	(256,200)	872,235
Add: Fair value as of the vesting date of awards granted and vested during the covered fiscal year	86,700	73,040	78,640
Add or (Deduct): For awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	560,145	(148,460)	654,505
Deduct: For awards granted in prior years that failed to meet the applicable vesting conditions during the covered fiscal year (i.e., were forfeited), the amount equal to the fair value at the end of the prior fiscal year	—	—	(1,342,550)
Add: Dollar value of any dividends or other earnings paid during the covered fiscal year prior to the vesting date that are not otherwise included in total compensation for the covered fiscal year	1,568,775	1,435,855	435,900
Compensation Actually Paid to PEO	14,683,800	12,689,404	8,064,518

Non-PEO NEO Average Total Compensation Amount	$ 2,480,327	2,738,951	1,403,904
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,030,439	2,851,334	1,806,625
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)    In accordance with the requirements of Item 402(v), the adjustments in the table below were made to the Non-PEO NEOs’ total compensation for each year to determine the compensation actually paid:

	Non-PEO Named Executive Officer Averages
	Fiscal 2022	Fiscal 2021	Fiscal 2020
	($)	($)	($)

Total Compensation as reported in the Summary Compensation Table	2,480,327	2,738,951	1,403,904
(Deduct): Fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table	(662,838)	(737,250)	(457,688)
Add: Fair value at year end of equity compensation granted in the covered fiscal year that was outstanding and unvested at the covered fiscal year end	765,994	666,490	717,590
Add or (Deduct): The change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year	110,544	(40,005)	135,867
Add: Fair value as of the vesting date of awards granted and vested during the covered fiscal year	20,808	18,260	19,660
Add or (Deduct): For awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	82,675	(23,383)	104,998
Deduct: For awards granted in prior years that failed to meet the applicable vesting conditions during the covered fiscal year (i.e., were forfeited), the amount equal to the fair value at the end of the prior fiscal year	—	—	(186,126)
Add: Dollar value of any dividends or other earnings paid during the covered fiscal year prior to the vesting date that are not otherwise included in total compensation for the covered fiscal year	232,929	228,271	68,420
Compensation Actually Paid to Non-PEO NEOs	3,030,439	2,851,334	1,806,625

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship Between Compensation Actually Paid and Cumulative Company TSR
Compensation Actually Paid vs. Net Income [Text Block]	Relationship Between Compensation Actually Paid and Company Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship Between Compensation Actually Paid and Pre-Bonus Net Income
Total Shareholder Return Vs Peer Group [Text Block]	Relationship Between three year cumulative TSR and three year cumulative TSR of Peer Group
Tabular List [Table Text Block]
Financial Performance Measures

The financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s Named Executive Officers for the most recently completed fiscal year to the Company’s performance are:

•Pre-Bonus Net Income;
•Increase in Pre-Bonus Net Income; and
•Adjusted Net Income from Operations as a Percentage of Net Sales.

Total Shareholder Return Amount	$ 250	191	176
Peer Group Total Shareholder Return Amount	168	189	207
Net Income (Loss)	$ 254,626,000	$ 254,820,000	$ 130,139,000
Company Selected Measure Amount	384,410,000	393,625,000	196,525,000
PEO Name	Dennis H. Nelson	Dennis H. Nelson	Dennis H. Nelson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Bonus Net Income
Non-GAAP Measure Description [Text Block]	(6) The Company-selected measure is Pre-Bonus Net Income, which is a non-GAAP financial metric. Pre-Bonus Net Income is defined as the Company’s Net Income from Operations after the deduction of all expenses, excluding: (i) administrative and store manager percentage bonuses; (ii) book accruals for all Non-Vested Stock compensation expense; and (iii) income taxes. In addition, Pre-Bonus Net Income excludes the full effect of any unusual, non-recurring or infrequent item of expense, including, but not limited to, an impairment charge, a restructuring charge, a change to GAAP, a regulatory change, a fine, a judgment or related litigation costs, if any such unusual, non-recurring and infrequent item exceeds $1,000,000.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Increase in Pre-Bonus Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income from Operations as a Percentage of Net Sales
PEO [Member] | Fair Value of Equity Compensation Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,382,400)	$ (4,718,400)	$ (2,929,200)
PEO [Member] | Fair Value of Equity Compensation Granted Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,115,300	4,309,360	4,639,760
PEO [Member] | Add or Deduct for Change in Fair Value of Prior Year Awards Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	737,640	(256,200)	872,235
PEO [Member] | Add Fair Value of Vesting Date of Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	86,700	73,040	78,640
PEO [Member] | Add or Deduct For Change in Fair Value for Prior Year Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	560,145	(148,460)	654,505
PEO [Member] | Deduct For Change in Fair Value for Prior Year Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,342,550)
PEO [Member] | Add Value of Dividends on Unvested Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,568,775	1,435,855	435,900
Non-PEO NEO [Member] | Fair Value of Equity Compensation Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(662,838)	(737,250)	(457,688)
Non-PEO NEO [Member] | Fair Value of Equity Compensation Granted Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	765,994	666,490	717,590
Non-PEO NEO [Member] | Add or Deduct for Change in Fair Value of Prior Year Awards Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	110,544	(40,005)	135,867
Non-PEO NEO [Member] | Add Fair Value of Vesting Date of Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,808	18,260	19,660
Non-PEO NEO [Member] | Add or Deduct For Change in Fair Value for Prior Year Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	82,675	(23,383)	104,998
Non-PEO NEO [Member] | Deduct For Change in Fair Value for Prior Year Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(186,126)
Non-PEO NEO [Member] | Add Value of Dividends on Unvested Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 232,929	$ 228,271	$ 68,420